Material Accounting Policies - Schedule of Percentage of Participation (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Betterware de México, S.A.P.I. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		Last controlling entity
BLSM Latino América Servicios, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		99.00%	99.00%	99.00%
Betterware de Guatemala, S.A. [Member]
Home organization (“Betterware”):
Operating Country		Guatemala
Functional currency		Quetzal
Percentage of participation		70.00%	70.00%	70.00%
Programa Lazos, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		70.00%	70.00%	70.00%
Betterware Ningbo Trading Co, LTD. [Member]
Home organization (“Betterware”):
Operating Country	[1]	China
Functional currency	[1]	Yuan
Percentage of participation	[1]			100.00%
Finayo, S.A.P.I. de C.V. SOFOM ENR [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%	100.00%	100.00%
Betterware América, LLC. [Member]
Home organization (“Betterware”):
Operating Country		United States
Functional currency		Dollar
Percentage of participation		100.00%	100.00%	100.00%
Betterware Perú, S.A.C. [Member]
Home organization (“Betterware”):
Operating Country		Perú
Functional currency		Sol
Percentage of participation		100.00%
Jafra México Holding Company, B.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Euro
Percentage of participation		100.00%	100.00%	100.00%
Distribuidora Comercial Jafra, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%	100.00%	100.00%
Jafra Cosmetics International, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%	100.00%	100.00%
Jafra Cosmetics, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%	100.00%	100.00%
Serviday, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%	100.00%	100.00%
Jafrafin, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%	100.00%	100.00%
Distribuidora Venus, S.A. de C.V. [Member]
Home organization (“Betterware”):
Operating Country		Mexico
Functional currency		Peso
Percentage of participation		100.00%	100.00%	100.00%
Jafra Cosmetics International, Inc. [Member]
Home organization (“Betterware”):
Operating Country		United States
Functional currency		Dollar
Percentage of participation		100.00%	100.00%	100.00%

[1]	Betterware Ningbo Trading Co, LTD was part of the Group until June 21, 2023.